S000005544 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nuveen Credit Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	11.17%	13.43%	(10.61%)	4.64%	0.94%	16.53%	(4.61%)	7.30%	21.46%	(11.95%)

[1]	Class A year-to-date total return as of September 30, 2025 was 6.16%. The performance of the other share classes will differ due to their different expense structures.